Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Retained earnings/ (Accumulated deficit) CNY (¥)	Total Company's equity CNY (¥)	Non- controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019		¥ 11,200,000	¥ 50,807,520		¥ 109,138,761	¥ 171,146,281		¥ 171,146,281
Balance (in Shares) at Dec. 31, 2019 | shares	50,000,000
Balance at Dec. 31, 2020	¥ 45,198	181,849,003	58,217,195	(7,956,640)	135,314,170	367,468,926		367,468,926
Balance (in Shares) at Dec. 31, 2020 | shares	66,667,000
Net income (loss) for the year					33,585,084	33,585,084		33,585,084
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost	¥ 45,198	170,649,003				170,694,201		170,694,201
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost (in Shares) | shares	16,667,000
Provision of statutory reserve			7,409,675		(7,409,675)
Foreign currency translation				(7,956,640)		(7,956,640)		(7,956,640)
Balance at Dec. 31, 2021	¥ 45,198	181,849,003	59,971,836	(12,542,667)	(110,260,432)	119,062,938		119,062,938
Balance (in Shares) at Dec. 31, 2021 | shares	66,667,000
Net income (loss) for the year					(243,819,961)	(243,819,961)		(243,819,961)
Provision of statutory reserve			1,754,641		(1,754,641)
Foreign currency translation				(4,586,027)		(4,586,027)		(4,586,027)
Balance at Dec. 31, 2022	¥ 45,198	305,460,907	60,201,702	5,514,488	(118,280,159)	252,942,136	¥ 548,631	253,490,767	$ 36,752,706
Balance (in Shares) at Dec. 31, 2022 | shares	66,667,000
Net income (loss) for the year					(7,789,861)	(7,789,861)	(301,369)	(8,091,230)	$ (1,173,116)
Provision of statutory reserve			229,866		(229,866)
Deemed shareholder's contribution (Note 18)		123,611,904				123,611,904		123,611,904
Contribution from non-controlling shareholders							850,000	850,000
Foreign currency translation				¥ 18,057,155		¥ 18,057,155		¥ 18,057,155